Reconciliation of Reported Amount of Income Tax Expense (Benefit) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Benefit for income taxes computed at federal statutory rate			$ (30,309,817)	$ (19,685,292)
State income taxes, net of federal tax benefit			(3,977,787)	(1,998,974)
Non-deductible expenses			20,524,787	12,902,916
NOL write off due to Section 382 limitation			0	23,200,232
Increase (decrease) in valuation allowance			13,688,236	(14,277,865)
Other, net			76,331	(139,767)
Provision for income taxes	$ 0	$ 1,750	$ 1,750	$ 1,250
Effective tax rate			(0.01%)	(0.01%)